GOODWILL AND OTHER INTANGIBLE ASSETS, NET (Tables)	12 Months Ended
Dec. 31, 2023
GOODWILL AND OTHER INTANGIBLE ASSETS, NET
Schedule of goodwill

	2023	2022
Balance as of January 1,	$16,237	$16,237
Acquisition	48,667	—
Balance as of December 31,	$64,904	$16,237

Schedule of other intangible assets, net

	December 31, 2023
	Gross		Net
	carrying	Accumulated	carrying
	amount	amortization	amount
Internal-used software	$20,297	$(6,078)	$14,219
Technology	23,153	(3,145)	20,008
Other intangibles	2,798	(1,024)	1,774
Total intangible assets	$46,248	$(10,247)	$36,001

	December 31, 2022
	Gross		Net
	carrying	Accumulated	carrying
	amount	amortization	amount
Internal-used software	$15,711	$(3,089)	$12,622
Technology	13,033	(311)	12,722
Other intangibles	2,147	(691)	1,456
Total intangible assets	$30,891	$(4,091)	$26,800

Schedule of estimated future amortization expense of other intangible assets	d.The estimated future amortization expense of other intangible assets as of December 31, 2023 is as follows:

2024	$6,869
2025	7,181
2026	7,542
2027	6,924
2028	3,652
Thereafter	3,833
$36,001